Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions
Schedule of Related Party Costs and Expenses

	Year Ended December 31,
(U.S. Dollars in thousands)	2019	2018	2017
Statements of operations:
Time charter and bareboat revenues:
Time charter income from KNOT (1)	$15,910	$—	$—
Other income:
Guarantee income from KNOT (2)	—	749	1,499
Operating expenses:
Technical and operational management fee from KNOT to Vessels (3)	6,954	6,491	4,617
Operating expenses from other related parties (4)	487	—	—
General and administrative expenses:
Administration fee from KNOT Management (5)	1,280	1,434	1,457
Administration fee from KOAS (5)	663	583	461
Administration fee from KOAS UK (5)	116	123	122
Administration and management fee from KNOT (6)	170	161	149
Finance income (expense):
Interest expense charged from KNOT (7)	—	—	(52)
Total income (expenses)	$6,240	$(8,043)	$(5,359)

	At December 31,	At December 31,	At December 31,
(U.S. Dollars in thousands)	2019	2018	2017
Balance Sheet:
Vessels:
Drydocking supervision fee from KNOT (8)	$—	$187	$89
Drydocking supervision fee from KOAS (8)	—	24	8
Total	$—	$211	$97
(1)

Time charter income from KNOT: On December 17, 2018, the Partnership's subsidiary that owns the Windsor Knutsen and Royal Dutch Shell ("Shell") agreed to suspend the vessel's time charter contract. The suspension period commenced March 4, 2019 and will end April 3, 2020, when the vessel is expected to be redelivered to Shell. During the suspension period, the Windsor Knutsen has been operating under a time charter contract with Knutsen Shuttle Tankers Pool AS on the same terms as the existing time charter contract with Shell.

(2)

Guarantee income from KNOT:  Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the initial charter of the Bodil Knutsen and Windsor Knutsen for a period of five years from the closing date of the IPO (until April 15, 2018). In October 2015, the Windsor Knutsen commenced on a new Shell time charter with a hire rate below the hire rate in the initial charter. The difference between the new hire rate and the initial rate was paid by KNOT until April 15, 2018. The Vigdis Knutsen suffered damages to its hull in connection with a ship-to-ship loading on May 24, 2017 and the vessel went off-hire 6 days in June 2017 due to repairs of the damage. In connection with the Vigdis Knutsen acquisition, KNOT agreed to pay for the repair cost and charter hire lost in connection with the incident. The reimbursement from KNOT for lost charter hire is accounted for as guarantee income. See Note 18(b)—Related Party Transactions—Guarantees and Indemnifications.

(3)

Technical and operational management fee from KNOT Management or KNOT Management Denmark to Vessels: KNOT Management or KNOT Management Denmark provides technical and operational management of the vessels on time charter including crewing, purchasing, maintenance and other operational service. In addition, there is also a charge for 24‑hour emergency response services provided by KNOT Management for all vessels managed by KNOT Management.

(4)	Operating expenses from other related parties:

Simsea Real Operations AS, a company jointly owned by Trygve Seglem and by other shipping companies in Haugesund, provides simulation, operational training assessment and other certified maritime courses for seafarers. The cost is course fees for seafarers. Knutsen OAS Crewing AS, a subsidiary of TSSI, provides administrative services related to East European crew on vessels operating on time charter contracts. The cost is a fixed fee per month per East European crew onboard the vessel.

(5)

Administration fee from KNOT Management and Knutsen OAS Shipping AS (“KOAS”) and Knutsen OAS (UK) Ltd. ("KOAS UK"): Administration costs include the compensation and benefits of KNOT Management’s management and administrative staff as well as other general and administration expenses. Some benefits are also provided by KOAS and KOAS UK. Net administration costs are total administration cost plus a 5% margin, reduced for the total fees for services delivered by the administration staffs and the estimated shareholder costs for KNOT that have not been allocated. As such, the level of net administration costs as a basis for the allocation can vary from year to year based on the administration and financing services offered by KNOT to all the vessels in its fleet each year. KNOT Management also charges each subsidiary a fixed annual fee for the preparation of the statutory financial statement.

(6)

Administration and management fee from KNOT Management and KNOT Management Denmark: For bareboat charters, the shipowner is not responsible for providing crewing or other operational services and the customer is responsible for all vessel operating expenses and voyage expenses. However, each of the vessels under bareboat charters is subject to a management and administration agreement with either KNOT Management or KNOT Management Denmark, pursuant to which these companies provide general monitoring services for the vessels in exchange for an annual fee.

(7)	Interest expense charged from KNOT: KNOT invoiced interest (expense) income for any outstanding payables to (receivable from) owners and affiliates to the vessel-owning subsidiaries.
(8)	Drydocking supervision fee from KNOT and KOAS : KNOT and KOAS provide supervision and hire out service personnel during drydocking of the vessels. The fee is calculated as a daily fixed fee.

Summary of amounts due from and due to related parties

	At December 31,	At December 31,
(U.S. Dollars in thousands)	2019	2018
Balance Sheet:
Trading balances due from KOAS	$687	$466
Trading balances due from KNOT and affiliates	2,000	675
Amount due from related parties	$2,687	$1,141
Trading balances due to KOAS	$840	$629
Trading balances due to KNOT and affiliates	372	441
Amount due to related parties	$1,212	$1,070

Schedule of Trade accounts payable and other current assets

	At December 31,	At December 31,
(U.S. Dollars in thousands)	2019	2018
Balance Sheet:
Trading balances due to KOAS	$216	$381
Trading balances due to KNOT and affiliates	685	411
Trade accounts payables to related parties	$901	$792

Schedule of other current asset balances from related parties

	At December 31,	At December 31,
(U.S. Dollars in thousands)	2019	2018
Balance Sheet:
Trading balances due from KNOT and affiliates	$105	$—
Other current assets from related parties	$105	$—